PROVISIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for onerous contracts
Provision for onerous contracts	$ 277	$ 592	$ 1,019
Total Provisions	$ 277	$ 592